8. Notes Payable to Related Parties	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Notes Payable to Related Parties

On August 1, 2013 the Company entered into an unsecured promissory note agreement with a related party Dino Satallante for $100,000. The loan bears interest at the rate of 5% per annum. The Company made principal payments of $15,049 in 2017. As of December 31, 2017, and 2016, $61,135 and $76,184 was outstanding under the unsecured promissory note agreement, respectively. Interest expense for the years ended December 31, 2017 and 2016 was $3,057 and $3,809, respectively. The loan matured on July 14, 2014 and was extended to July 31, 2016 and then to December 31, 2017. Effective March 30, 2018, the note was further extended to June 30, 2018.

Effective September 11, 2014 the Company entered into two separate unsecured promissory note agreements for $20,500 each with two related parties, Dreamstar an entity owned and controlled by Sam Battistone, a Company officer and director and a principal shareholder, and Dino Satallante, a beneficial interest shareholders of the Company, for working capital purposes. The loans bear interest at the rate of 6% per annum. The loans matured on September 10, 2015 and have been extended to June 30, 2018. At December 31, 2017 and 2016, $20,500 and $18,100 was outstanding to Dino Satallante and Dreamstar, respectively. Accrued interest expense in connection with the two unsecured promissory note agreements for the years ended December 31, 2017 and 2016 was $5,584  and $3,171, respectively.

Effective July 21, 2015, the Company entered into a promissory note agreement with a related party Dino Satallante, a beneficial interest shareholder of the Company, for total proceeds of $160,000. The Company utilized $80,000 of the proceeds for payments due in connection with the Globe Photo assets acquired. The remainder of the proceeds were used for working capital purposes. The note matured on July 20, 2016, with monthly interest only payments commencing July 22, 2015. Interest accrues at the rate of 12% per annum. The note is secured by the Globe Photo Assets. Total interest expense in connection with the secured promissory note agreement for the years ended December 31, 2017 and 2016 is $19,200 and $19,200. Per the terms of the agreement the Company incurred loan fees totaling $8,000 to be amortized over the term of the loan. For the years ended December 31, 2017 and 2016, amortization expense in connection with the loan fees totaled $0 and $4,424, respectively. The note was initially extended to July 20, 2017 and then to December 31, 2017. As of March 30, 2018, the note has been extended through June 30, 2018.The note is being shown net of unamortized loan fees of $0 as of December 31, 2017.

On April 4, 2016 the Company entered into a secured promissory note agreement with Premier Collectibles, a beneficial interest shareholder for total proceeds of $65,000 to be used for acquisition of archive agreement. The promissory note bears interest at the rate of 8% per annum, is secured by the archive collection which the proceeds were used and matured on April 1, 2017. The note was extended to July 31, 2017 and is outstanding as of December 31, 2017. On March 30, 2018, the note was extended to June 30, 2018. Accrued interest expense on the note was $9,075 and $3,875 for the years ended December 31, 2017 and 2016, respectively.

On April 15, 2016, the Company entered into an unsecured promissory note agreement with Sean Goodchild, a beneficial interest shareholder, for total proceeds of $50,000. The promissory note bears interest at the rate of 6% per annum and matured on December 15, 2017. On January 22, 2018, the outstanding balance on the notes was purchased by a related party. See Note 14. Accrued interest was $5,145 and $2,145 for the years ended December 31, 2017 and 2016, respectively.

On October 3, 2016, the Company entered into an unsecured promissory note agreement with Sean Goodchild, a beneficial interest shareholder, for total proceeds of $50,000. The promissory note bears interest at the rate of 6% per annum and matured on December 31, 2017. On January 22, 2018, the outstanding balance on the notes was purchased by a related party. See Note 14. Accrued interest was $3,740 and $$740 for the years ended December 31, 2017 and 2016, respectively.

On December 2, 2016, the Company entered into an unsecured promissory note agreement with Sean Goodchild, a beneficial interest shareholder, for total proceeds of $31,500. The promissory note bears interest at the rate of 6% per annum and matured on December 31, 2017. On January 22, 2018, the outstanding balance on the notes was purchased by a related party. See Note 14. Accrued interest was $2,045 and $155 for the year ended December 31, 2017 and 2016, respectively.

The Company evaluated the modification of the notes resulting from the extensions in maturity dates under ASC 470-50 and determined that the modifications were not considered substantial and would not qualify for extinguishment accounting under such guidance.